INVESTMENTS IN DEBT AND EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of debt and equity securities
Marketable securities held by the Company consist of corporate bonds and equity securities.

(in thousands of $)	2023	2022
Corporate Bonds
Balance at start of the year	—	9,680
Disposals during the year	—	(14,239)
Unrealized loss recorded in other comprehensive income	—	(631)
Realized gain*	—	5,190
Balance at end of the year	—	—

	2023	2022
Equity Securities
Balance at start of the year	7,283	11,530
Disposals during the year	—	(17,422)
Unrealized (loss)/gain*	(1,912)	8,389
Realized gain*	—	4,592
Foreign currency translation (loss)/gain	(267)	194
Balance at the end of year	5,104	7,283

Total Investment in Debt and Equity Securities	5,104	7,283

*Balances included in "Gain/(loss) on investments in debt and equity securities" in the Consolidated Statements of Operations.
Changes in the fair value of equity investments are recognized in net income.

(in thousands of $)	2023	2022
NorAm Drilling	5,104	7,283
Frontline	—	—
ADS Maritime Holding (formally ADS Crude Carriers)	—	—
Total	5,104	7,283